General Information (Details) $ / shares in Units, $ in Millions		1 Months Ended	12 Months Ended
	Apr. 29, 2024 USD ($) $ / shares shares	Oct. 31, 2024 USD ($) shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
General Information About Financial Statements [Abstract]
Number of shares issued (in shares) | shares	3,846,153
Sale of ordinary shares (in dollars per share) | $ / shares	$ 19.00
Proceeds from issuance of ordinary shares | $	$ 73.1	$ 0.0	$ 73.1	$ 0.0	$ 0.0
Share issue related cost | $	$ 4.8
Number of ordinary shares sold (in dollars per share) | shares	13,028,951	8,472,333
Reverse share split, conversion ratio	0.5319